Note 23 - Business Acquisitions	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

23.          BUSINESS ACQUISITIONS

Power Engineers Collaborative

On April 30, 2012, the Company entered into a purchase agreement for the purchase of 100% of the membership equity interests of Power Engineers Collaborative, L.L.C. (“PEC”), which provides engineering services to clients in the energy, industry and building systems markets. The acquisition of PEC is a continuation of our strategy of acquiring complementary businesses and expands our professional service offerings. Our acquisition of PEC brings experience, significant expansion of our base business, and opportunity to offer increased capabilities beyond wind and into the full range of clean energy sectors including natural gas, biomass, waste-to-energy, medium-to-large on-site solar, and support to larger wind farm construction. PEC also provides us with cross-selling opportunities that are believed to lead to additional growth across our subsidiaries. These factors contribute to the goodwill related to the acquisition.

Pursuant to the Purchase Agreement, the Company purchased the membership interests for a total consideration paid of $1,385,000 consisting of: (i) cash in the amount of $750,000, and (ii) contingent consideration as follows: an additional cash amount of $250,000, and 500,000 shares of common stock of the Company valued at $.77 per share price at the closing date (stock value $385,000). The contingent consideration will be earned by the sellers of the PEC interests provided that PEC meets certain performance targets for revenue and earnings. It is the Company’s expectation that PEC will meet these performance targets and as such, the contingent consideration has been included in the acquisition price of the net assets acquired. In addition, the purchase agreement allows for the sellers of the PEC interests to receive cash installments for working capital that exceeded a $300,000 targeted working capital amount. Such installment payments were approximately $1,000,000 in total.

The acquisition is being accounted for under the acquisition method and, accordingly, the operating results for PEC have been included in the consolidated statements of operations from the date of acquisition. The assets and liabilities of PEC were recorded at their respective estimated fair values as of the date of the acquisition using generally accepted accounting principles for business combinations. The fair value of the total consideration paid at the acquisition date was $1,385,000, exclusive of payments owed to the former owners. The Company used a combination of the market and cost approaches to estimate the fair values of the PEC assets acquired and liabilities assumed. The goodwill acquired as a part of the acquisition is deductible for tax purposes and is allocated to the Energy and Telecommunications Services segment.

The following table summarizes the estimated fair values of PEC’s assets acquired and liabilities assumed, effective April 30, 2012, the date the Company obtained control of PEC.

Accounts receivable	$829,744
Other current assets	134,915
Work-in-progress	594,848
Property and equipment	78,400
Intangible assets	797,189
Other assets	8,198
Total identifiable assets acquired	2,443,294
Accounts payable and other liabilities	(94,206)
Accrued expenses	(158,166)
Due to former owners	(1,020,012)
Total liabilities assumed	(1,272,384)
Total identifiable net assets assumed	1,170,910
Goodwill	214,090
Net assets acquired	$1,385,000

Unaudited proforma results of operations for the year ended December 31, 2012 as if the Company had acquired majority ownership of PEC on January 1, 2012 are as follows. The proforma results include estimates and assumptions which management believes are reasonable. However, proforma results are not necessarily indicative of the results that would have occurred if the business combination had been in effect on the dates indicated, or which may result in the future.

December 31, 2012
Net revenue	$10,644,213
Net income (loss) before taxes	$(2,365,978)